FAIR VALUE OPTION Q	6 Months Ended
Jun. 30, 2025
Fair Value Disclosures [Abstract]
FAIR VALUE OPTION	FAIR VALUE OPTION
The Company elected the fair value option for certain eligible assets. The following table summarizes the financial instruments for which the fair value option has been elected:

(in thousands)	June 30, 2025	December 31, 2024
Assets
Digital financial assets	$369,649	$359,665
Investments	629,548	558,093
Total	$999,197	$917,758
The fair value option was only elected for investments, within the Investments line item, where the Company was deemed to have significant influence and otherwise would have applied the equity method of accounting.
Realized and unrealized gains / (losses) on financial instruments for which the fair value option has been elected are recorded in Gains / (losses) from operations in the Company’s condensed consolidated interim statements of operations. The following table presents the realized and net change in unrealized gains / (losses) on the financial instruments on which the fair value option was elected:

	Three Months Ended June 30,
	2025		2024
(in thousands)	Realized Gains / (Losses)	Net Change in Unrealized Gains / (Losses)	Realized Gains / (Losses)	Net Change in Unrealized Gains / (Losses)
Investments	$(4,400)	$64,831	$2,127	$(53,425)

	Six Months Ended June 30,
	2025		2024
(in thousands)	Realized Gains / (Losses)	Net Change in Unrealized Gains / (Losses)	Realized Gains / (Losses)	Net Change in Unrealized Gains / (Losses)
Investments	$32,512	$(30,063)	$3,202	$106,673
Realized and unrealized losses for digital assets classified as financial assets were $1.1 million and $3.3 million for the three and six months ended June 30, 2025, respectively, and were not significant for the three and six months ended June 30, 2024.